UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/00

Check here if Amendment [  ]  ; Amendment Number:
This Amendment:         [  ]  is a restatement
                        [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC VII Management-A, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    02/02/01
--------------    ----------------------    --------

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              11
Form 13F Information Table Value Total:        $421,909
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      SC VII Management-A, LLC
                                                     Form 13F Information Table
                                                            As of 12/31/00



                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
AVANEX CORP                  COMMON      05348W109        92,695     1,556,266  SH        SOLE                   1,556,266
CISCO SYSTEMS                COMMON      17275R102        18,437       482,014  SH        SOLE                     482,014
E.PIPHANY                    COMMON      26881V100         3,841        71,204  SH        SOLE                      71,204
LANDACORP                    COMMON      514756105         6,524     2,427,500  SH        SOLE                   2,427,500
MEDTRONIC                    COMMON      585055106        14,146       234,310  SH        SOLE                     234,310
PIXELWORKS                   COMMON      72581M107       114,818     5,131,519  SH        SOLE                   5,131,519
REDBACK NETWORKS             COMMON      757209101       130,475     3,182,314  SH        SOLE                   3,182,314
SCIENT CORP                  COMMON      80864H109        19,973     6,145,635  SH        SOLE                   6,145,635
TERRA LYCOS                  ADS         88100W103           637        60,312  SH        SOLE                      60,312
VINA TECHNOLOGIES            COMMON      92719D100         3,740     1,150,770  SH        SOLE                   1,150,770
WEBVAN                       COMMON      94845V103        16,623    35,462,844  SH        SOLE                  35,462,844

